Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046

713 626 1919
www.invesco.com/us

April 11, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Short Term Investment Trust
CIK No. 0000205007
Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the “Funds”)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Funds as filed pursuant to Rule 497(e) under the 1933 Act on April 1, 2016 (Accession Number: 0001193125-16-527964).

Please direct any comments or questions to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter A. Davidson

Peter A. Davidson

Assistant General Counsel